Tax assets and liabilities - Tax benefits not recognized (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax liabilities not recognized in jurisdictions where a withholding charge is incurred upon distribution of earnings	£ 117	£ 120
Capital losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	49	79
Losses for which tax benefits have not been recognised	200	400
Trading losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	49	74
Losses for which tax benefits have not been recognised	200	£ 300
Trading losses | Within 10 years
Disclosure of deferred tax in statement of financial position and by Group's operations
Losses for which tax benefits have not been recognised	£ 34